LOANS, Maturities of Finance Leases and Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2019 ARS ($)
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 3,046,173
Future financial charges on financial leases	(668,735)
Book value financial leases	2,377,438
As of 12/31/2020 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	538,339
From 1/01/2021 to 12/31/2021[Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	448,037
From 01/01/2022 to 12/31/2022 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	448,037
From 1/01/2023 to 12/31/2023 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	448,037
From 1/01/2024 onwards [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 1,163,723